MBS Securities Carrying Value of Asset (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		$ 45,502,220	$ 65,538,068
Trust Portfolio--MBS Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost adjusted for pay-downs		14,953,030	15,367,641
Unrealized Gain		0	0
Unrealized Loss		(177,721)	(526,083)
Available-for-sale Securities, Fair Value Disclosure, Mortgage-backed Securities		$ 14,775,309	$ 14,841,558
Trust Portfolio--MBS Bonds [Member] | Standard & Poor's, AAA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	“AAA”	“AAA”
Cost adjusted for pay-downs	[1]	$ 5,052,348	$ 5,304,974
Unrealized Loss	[1]	(34,648)	(250,624)
Available-for-sale Securities, Fair Value Disclosure, Mortgage-backed Securities	[1]	$ 5,017,700	$ 5,054,350
Trust Portfolio--MBS Bonds [Member] | Standard & Poor's, AA Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Debt Instrument, Credit Rating	[1]	“AA”	“AA”
Cost adjusted for pay-downs	[1]	$ 9,900,682	$ 10,062,667
Unrealized Loss	[1]	(143,073)	(275,459)
Available-for-sale Securities, Fair Value Disclosure, Mortgage-backed Securities	[1]	$ 9,757,609	$ 9,787,208

[1]	MBS Securities are reported based on the lowest rating issued by a Rating Agency, if more than one rating is issued on the security, at the date presented.